Document and Entity Information	Jul. 07, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Core Scientific, Inc./tx
Amendment Flag	false
Entity Central Index Key	0001839341
Document Type	8-K
Document Period End Date	Jul. 07, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	838 Walker Road
Entity Address, Address Line Two	Suite 21-2105
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	(214)
Local Phone Number	576-9352
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrant Exercise Price Of 6.81 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share
Trading Symbol	CORZW
Security Exchange Name	NASDAQ
Warrant Exercise Price Of 0.01 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share
Trading Symbol	CORZZ
Security Exchange Name	NASDAQ